NC SLF Inc.
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
September 30, 2026
(dollars in thousands)

Portfolio Company (1) (2)	Footnotes		Investment	Spread Above Reference Rate (3)		Interest Rate (3)	Maturity Date	Par Amount	Amortized Cost	Fair Value (4)	% of Net Assets (5)
Investments
Debt Investments

Air Freight & Logistics
Kenco PPC Buyer LLC	(10)		First Lien Debt	S +	4.25%	8.32%	11/15/2029	16,029	15,884	16,024	2.32%
Kenco PPC Buyer LLC			First Lien Debt (Delayed Draw)	S +	4.25%	8.03%	11/15/2029	2,561	2,539	2,560	0.37%
Total Air Freight & Logistics									18,423	18,584	2.69%

Auto Components
Randys Holdings, Inc. (Randy's Worldwide Automotive)	(7)		First Lien Debt	S +	5.00%	8.81%	11/01/2029	12,633	12,550	12,477	1.81%
Randys Holdings, Inc. (Randy's Worldwide Automotive)	(7)		First Lien Debt (Delayed Draw)	S +	5.00%	8.81%	11/01/2029	4,271	4,271	4,218	0.61%
Total Auto Components									16,821	16,695	2.42%

Beverages
Refresh Buyer, LLC (Sunny Sky Products)	(10)		First Lien Debt	S +	4.75%	8.82%	12/23/2028	3,331	3,314	3,273	0.47%
Refresh Buyer, LLC (Sunny Sky Products)			First Lien Debt (Delayed Draw)	S +	4.75%	8.82%	12/23/2028	843	843	829	0.12%
Total Beverages									4,157	4,102	0.59%

Building Products
Chase Industries, Inc.	(7) (10)		First Lien Debt	S +	5.00%	9.07%	05/11/2029	5,362	5,326	5,329	0.77%
Clean Solutions Buyer, Inc.	(10)		First Lien Debt	S +	4.50%	8.26%	09/09/2030	3,998	3,970	3,938	0.57%
Cobalt Service Partners, LLC	(6) (7)		First Lien Debt (Delayed Draw)	S +	4.75%	8.82%	10/13/2031	12,399	10,676	10,634	1.54%
Cobalt Service Partners, LLC	(7) (10)		First Lien Debt	S +	4.75%	9.01%	10/13/2031	7,123	7,068	7,073	1.03%
Vertex Service Partners, LLC			First Lien Debt	S +	6.00%	10.07%	11/08/2030	2,307	2,300	2,200	0.32%
Vertex Service Partners, LLC	(6)		First Lien Debt (Delayed Draw)	S +	6.00%	10.07%	11/08/2030	4,432	874	578	0.08%
Vertex Service Partners, LLC			First Lien Debt (Delayed Draw)	S +	6.00%	10.07%	11/08/2030	4,445	4,442	4,240	0.61%
Total Building Products									34,656	33,992	4.92%

Biotechnology
Carolina Components Group, LLC	(6)		First Lien Debt (Delayed Draw)	S +	4.50%	8.57%	07/18/2033	442	-	(2)	0.00%
Carolina Components Group, LLC	(10)		First Lien Debt	S +	4.50%	8.57%	07/18/2033	1,770	1,761	1,762	0.26%
Total Biotechnology									1,761	1,760	0.26%

Chemicals
Chroma Color Corporation			First Lien Debt	S +	4.25%	8.09%	04/23/2029	2,528	2,504	2,502	0.36%
Chroma Color Corporation			First Lien Debt (Delayed Draw)	S +	4.25%	8.15%	04/23/2029	655	652	648	0.09%
Olympic Buyer, Inc. (Ascensus)	(7)		First Lien Debt	S +	3.00%	7.00% (Cash) 1.75% (PIK)	07/01/2030	13,899	11,049	10,001	1.45%
WCI-Momentum Bidco, LLC	(6)		First Lien Debt (Delayed Draw)	S +	4.75%	8.57%	12/31/2032	275	204	204	0.03%
WCI-Momentum Bidco, LLC	(10)		First Lien Debt	S +	4.75%	8.82%	12/31/2032	1,369	1,363	1,369	0.20%
Total Chemicals									15,772	14,724	2.13%

Commercial Services & Supplies
Astra Service Partners, LLC	(7)		First Lien Debt (Delayed Draw)	S +	4.50%	8.58%	11/26/2032	1,113	1,113	1,093	0.16%
Astra Service Partners, LLC	(6) (7)		First Lien Debt (Delayed Draw)	S +	4.75%	8.83%	11/26/2032	2,187	-	(14)	0.00%
Astra Service Partners, LLC	(7) (10)		First Lien Debt	S +	4.75%	8.83%	11/26/2032	3,167	3,152	3,147	0.46%
Astra Service Partners, LLC	(7) (10)		First Lien Debt	S +	4.50%	8.58%	11/26/2032	3,382	3,372	3,322	0.48%
Delphi Infrastructure Group LLC (f/k/a Safety Infrastructure Services Intermediate LLC)	(11)		First Lien Debt (Delayed Draw)	S +	5.00%	9.26%	07/21/2028	328	328	1	0.00%
Delphi Infrastructure Group LLC (f/k/a Safety Infrastructure Services Intermediate LLC)	(10)(11)		First Lien Debt	S +	5.00%	9.26%	07/21/2028	1,987	1,976	7	0.00%
Delphi Infrastructure Group LLC (f/k/a Safety Infrastructure Services Intermediate LLC)			First Lien Debt (Delayed Draw)	S +	5.00%	9.26%	07/21/2028	176	176	176	0.03%
Delphi Infrastructure Group LLC (f/k/a Safety Infrastructure Services Intermediate LLC)	(10)		First Lien Debt	S +	5.00%	9.26%	07/21/2028	1,066	1,062	1,066	0.15%
Delphi Infrastructure Group LLC (f/k/a Safety Infrastructure Services Intermediate LLC)	(6)		First Lien Debt (Delayed Draw)	S +	7.00%	11.01%	07/21/2028	346	315	315	0.05%
FirstCall Mechanical Group, LLC	(10)		First Lien Debt	S +	4.75%	8.82%	06/27/2031	6,419	6,389	6,344	0.92%
FirstCall Mechanical Group, LLC			First Lien Debt (Delayed Draw)	S +	4.75%	8.82%	06/27/2031	12,932	12,925	12,781	1.85%
HEF Safety Ultimate Holdings, LLC	(6)		First Lien Debt (Delayed Draw)	S +	4.75%	8.82%	08/10/2033	598	71	68	0.01%
HEF Safety Ultimate Holdings, LLC	(10)		First Lien Debt	S +	4.75%	8.82%	08/10/2033	1,375	1,368	1,368	0.20%
Olympus US Bidco LLC (Phaidon International)	(8)		First Lien Debt	S +	5.50%	9.42%	08/22/2029	16,819	16,741	16,288	2.36%
Total Commercial Services & Supplies									48,988	45,962	6.67%

Construction & Engineering
Bells Parent, Inc.	(6) (7)		First Lien Debt (Delayed Draw)	S +	5.00%	9.07%	04/25/2033	9,850	-	(58)	-0.01%
CLS Management Services, LLC (Contract Land Staff)	(6)		First Lien Debt (Delayed Draw)	S +	4.75%	8.82%	03/27/2030	2,500	-	(12)	0.00%
CLS Management Services, LLC (Contract Land Staff)	(10)		First Lien Debt	S +	4.75%	8.82%	03/27/2030	3,792	3,770	3,773	0.55%
CLS Management Services, LLC (Contract Land Staff)	(10)		First Lien Debt (Delayed Draw)	S +	4.75%	8.82%	03/27/2030	1,524	1,523	1,517	0.22%
CLS Management Services, LLC (Contract Land Staff)			First Lien Debt (Delayed Draw)	S +	4.75%	8.82%	03/27/2030	1,942	1,939	1,933	0.28%
ERA Industries, LLC (BTX Precision)	(6)		First Lien Debt (Delayed Draw)	S +	5.00%	8.83%	07/25/2030	1,353	1,038	1,039	0.15%
ERA Industries, LLC (BTX Precision)	(10)		First Lien Debt	S +	5.00%	8.84%	07/25/2030	667	663	667	0.10%
ERA Industries, LLC (BTX Precision)			First Lien Debt (Delayed Draw)	S +	5.00%	8.73%	07/25/2030	950	948	951	0.14%
ERA Industries, LLC (BTX Precision)	(10)		First Lien Debt	S +	5.00%	8.90%	07/25/2030	1,425	1,419	1,425	0.21%
ERA Industries, LLC (BTX Precision)			First Lien Debt (Delayed Draw)	S +	5.00%	8.89%	07/25/2030	816	816	816	0.12%
Heartland Paving Partners, LLC	(10)		First Lien Debt	S +	5.00%	9.26%	08/09/2030	8,274	8,215	8,024	1.16%
Heartland Paving Partners, LLC			First Lien Debt (Delayed Draw)	S +	5.00%	9.26%	08/09/2030	4,954	4,946	4,805	0.70%
Heartland Paving Partners, LLC			First Lien Debt (Delayed Draw)	S +	5.00%	9.26%	08/09/2030	5,553	5,544	5,385	0.78%
ICE USA Infrastructure, Inc.	(10)		First Lien Debt	S +	5.75%	9.59%	03/15/2030	928	923	923	0.13%
ICE USA Infrastructure, Inc.	(10)		First Lien Debt	S +	5.75%	9.59%	03/15/2030	2,810	2,792	2,795	0.41%
ICE USA Infrastructure, Inc.	(10)		First Lien Debt	S +	5.75%	9.59%	03/15/2030	783	778	779	0.11%
MacKay Sposito, LLC	(6)		First Lien Debt (Delayed Draw)	S +	4.25%	8.11%	04/22/2033	8,385	1,354	1,315	0.19%
MEI Buyer LLC	(10)		First Lien Debt	S +	4.25%	8.15%	06/29/2029	5,374	5,315	5,374	0.78%
MEI Buyer LLC			First Lien Debt (Delayed Draw)	S +	4.25%	8.14%	06/29/2029	859	857	860	0.12%
USA Industries Holdings LLC	(10)		First Lien Debt	S +	4.25%	8.09%	12/10/2032	2,375	2,364	2,344	0.34%
USA Industries Holdings LLC	(6)		First Lien Debt (Delayed Draw)	S +	4.25%	8.09%	12/10/2032	1,367	-	(18)	0.00%
WSB Engineering Holdings Inc.	(10)		First Lien Debt	S +	4.50%	8.26%	08/31/2029	3,061	3,037	3,048	0.44%
WSB Engineering Holdings Inc.	(6)		First Lien Debt (Delayed Draw)	S +	4.50%	8.41%	08/31/2029	14,473	9,320	9,299	1.35%
WSB Engineering Holdings Inc.			First Lien Debt (Delayed Draw)	S +	4.50%	8.34%	08/31/2029	2,011	2,005	2,003	0.29%
Total Construction & Engineering									59,566	58,987	8.56%

Construction Materials
Java Buyer, Inc.	(7)		First Lien Debt	S +	4.75%	8.82%	12/15/2030	14,926	14,847	14,675	2.13%
SCIC Buyer, Inc.	(6)		First Lien Debt (Delayed Draw)	S +	4.75%	8.82%	03/28/2031	1,144	(2)	11	0.00%
SCIC Buyer, Inc.	(10)		First Lien Debt	S +	4.75%	8.82%	03/28/2031	6,351	6,299	6,415	0.93%
Total Construction Materials									21,144	21,101	3.06%

Containers & Packaging
Impact Parent Corporation (Impact Environmental Group)	(6)		First Lien Debt (Delayed Draw)	S +	5.25%	9.42%	03/23/2029	2,726	2,549	2,523	0.37%
Impact Parent Corporation (Impact Environmental Group)			First Lien Debt	S +	5.25%	9.42%	03/23/2029	3,532	3,496	3,490	0.51%
Impact Parent Corporation (Impact Environmental Group)	(10)		First Lien Debt	S +	5.25%	9.42%	03/23/2029	724	717	715	0.10%
Impact Parent Corporation (Impact Environmental Group)			First Lien Debt (Delayed Draw)	S +	5.25%	9.42%	03/23/2029	1,650	1,646	1,631	0.24%
Impact Parent Corporation (Impact Environmental Group)			First Lien Debt (Delayed Draw)	S +	5.25%	9.42%	03/23/2029	1,493	1,491	1,475	0.21%
Impact Parent Corporation (Impact Environmental Group)			First Lien Debt (Delayed Draw)	S +	5.25%	9.42%	03/23/2029	3,222	3,214	3,183	0.46%
New Spartech Holdings LLC			First Lien Debt	S +	7.00%	10.81%	03/31/2030	949	935	949	0.14%
New Spartech Holdings LLC	(7)		First Lien Debt	S +	1.00%	4.81% (Cash) 4.25% (PIK)	09/30/2030	1,658	1,658	1,213	0.18%
Online Labels Group, LLC	(10)		First Lien Debt	S +	4.75%	8.82%	12/19/2029	1,563	1,554	1,563	0.23%
Online Labels Group, LLC	(6)		First Lien Debt (Delayed Draw)	S +	4.75%	8.82%	12/19/2029	195	(1)	-	0.00%
Online Labels Group, LLC	(6)		First Lien Debt (Delayed Draw)	S +	4.75%	8.82%	12/19/2029	193	96	96	0.01%
Pelican Products, Inc.	(7) (9)		First Lien Debt	S +	4.25%	8.59%	12/29/2028	7,620	7,607	7,490	1.09%
Performance Packaging Buyer, LLC	(10)		First Lien Debt	S +	4.50%	8.34%	04/15/2031	3,014	2,991	2,996	0.43%
Total Containers & Packaging									27,953	27,324	3.97%

Distributors
Motion & Control Enterprises LLC	(10)		First Lien Debt	S +	6.00%	9.83%	06/01/2028	3,920	3,902	3,899	0.57%
Motion & Control Enterprises LLC			First Lien Debt (Delayed Draw)	S +	6.00%	9.83%	06/01/2028	10,793	10,793	10,735	1.56%
Motion & Control Enterprises LLC			First Lien Debt (Delayed Draw)	S +	6.00%	9.83%	06/01/2028	3,921	3,921	3,900	0.57%
Motion & Control Enterprises LLC	(10)		First Lien Debt	S +	6.00%	9.83%	06/01/2028	541	539	538	0.08%
Rhino Intermediate Holding Company, LLC (Rhino Tool House)	(10)		First Lien Debt	S +	5.25%	9.38%	04/04/2029	2,863	2,852	2,811	0.41%
Rhino Intermediate Holding Company, LLC (Rhino Tool House)	(10)		First Lien Debt	S +	5.25%	9.48%	04/04/2029	5,867	5,817	5,761	0.84%
Rhino Intermediate Holding Company, LLC (Rhino Tool House)			First Lien Debt (Delayed Draw)	S +	5.25%	9.33%	04/04/2029	1,045	1,042	1,026	0.15%
Total Distributors									28,866	28,670	4.18%

Diversified Consumer Services
Excel Fitness Consolidator LLC	(10)		First Lien Debt	S +	4.75%	8.82%	04/29/2030	11,816	11,750	11,583	1.68%
Excel Fitness Consolidator LLC			First Lien Debt (Delayed Draw)	S +	4.75%	8.82%	04/29/2030	822	818	805	0.12%
Perennial Services Group, LLC	(6) (7)		First Lien Debt (Delayed Draw)	S +	4.50%	8.57%	12/23/2032	4,145	2,015	1,857	0.27%
Perennial Services Group, LLC	(7) (10)		First Lien Debt	S +	4.50%	8.57%	12/23/2032	5,666	5,640	5,450	0.79%
Yard-Nique, Inc.	(6)		First Lien Debt (Delayed Draw)	S +	4.75%	8.59%	09/29/2028	1,192	467	461	0.07%
Yard-Nique, Inc.	(10)		First Lien Debt	S +	4.75%	8.82%	09/29/2028	6,165	6,134	6,135	0.89%
Total Diversified Consumer Services									26,824	26,291	3.82%

Diversified Financial Services
Ascend Partner Services LLC	(10)		First Lien Debt	S +	4.50%	8.13%	08/11/2031	7,121	7,069	6,954	1.01%
Ascend Partner Services LLC			First Lien Debt (Delayed Draw)	S +	4.50%	8.30%	08/11/2031	12,337	12,294	12,048	1.75%
Cohen Advisory, LLC	(6)		First Lien Debt (Delayed Draw)	S +	4.25%	8.32%	12/31/2031	2,006	(8)	-	0.00%
Cohen Advisory, LLC	(10)		First Lien Debt	S +	4.25%	8.32%	12/31/2031	3,616	3,588	3,616	0.52%
Cub Financing Intermediate, LLC	(10)		First Lien Debt	S +	4.25%	8.33%	08/05/2033	1,600	1,584	1,585	0.23%
KRIV Acquisition, Inc. (Riveron)	(10)		First Lien Debt	S +	4.50%	8.57%	07/31/2031	10,988	10,787	10,930	1.59%
Sagebrush Buyer, LLC (Province)			First Lien Debt	S +	4.75%	8.65%	07/01/2030	2,288	2,276	2,272	0.33%
Sagebrush Buyer, LLC (Province)			First Lien Debt	S +	4.75%	8.65%	07/01/2030	1,322	1,315	1,313	0.19%
Sagebrush Buyer, LLC (Province)	(10)		First Lien Debt	S +	4.75%	8.65%	07/01/2030	1,895	1,881	1,882	0.27%
Vensure Employer Services, Inc.	(7) (10)		First Lien Debt	S +	5.00%	8.86%	09/29/2031	15,438	15,348	15,142	2.20%
Total Diversified Financial Services									56,134	55,742	8.09%

Diversified Telecommunication Services
Sapphire Telecom, Inc.	(10)		First Lien Debt	S +	5.00%	9.07%	06/27/2029	8,140	8,098	8,140	1.18%
Total Diversified Telecommunication Services									8,098	8,140	1.18%

Electric Utilities
Industrial Air Flow Dynamics, Inc.	(6) (7)		First Lien Debt (Delayed Draw)	S +	5.00%	9.07%	08/14/2030	1,673	—	(96)	-0.01%
Industrial Air Flow Dynamics, Inc.	(7) (10)		First Lien Debt	S +	5.00%	9.07%	08/14/2030	6,293	6,267	5,933	0.86%
Total Electric Utilities									6,267	5,837	0.85%

Electrical Equipment
Force Electrical Buyerco, LLC	(6)		First Lien Debt (Delayed Draw)	S +	4.50%	8.32%	10/21/2032	4,536	931	862	0.13%
Force Electrical Buyerco, LLC	(10)		First Lien Debt	S +	4.50%	8.23%	10/21/2032	2,649	2,637	2,609	0.38%
Matador US Buyer, LLC (Insulation Technology Group)	(8) (10)		First Lien Debt	S +	5.00%	8.90%	06/25/2030	9,560	9,493	9,560	1.39%
Matador US Buyer, LLC (Insulation Technology Group)	(8)		First Lien Debt (Delayed Draw)	S +	5.00%	8.90%	06/25/2030	2,530	2,530	2,530	0.37%
RMS Energy Borrower LLC			First Lien Debt (Delayed Draw)	S +	4.50%	8.38%	09/30/2032	2,200	2,200	2,193	0.32%
RMS Energy Borrower LLC			First Lien Debt (Delayed Draw)	S +	4.50%	8.37%	09/30/2032	1,176	1,173	1,172	0.17%
RMS Energy Borrower LLC	(10)		First Lien Debt	S +	4.50%	8.57%	09/30/2032	6,433	6,405	6,411	0.93%
Total Electrical Equipment									25,369	25,337	3.69%

Electronic Equipment, Instruments & Components
INS Intermediate II, LLC (Ergotech DBA Industrial Networking Solutions)	(10)		First Lien Debt	S +	5.50%	9.41%	01/19/2029	8,360	8,292	8,282	1.20%
INS Intermediate II, LLC (Ergotech DBA Industrial Networking Solutions)	(10)		First Lien Debt (Delayed Draw)	S +	5.50%	9.41%	01/19/2029	1,699	1,685	1,683	0.24%
Total Electronic Equipment, Instruments & Components									9,977	9,965	1.44%

Energy Equipment & Services
Env Automation Acquisition,LLC	(6) (7)		First Lien Debt (Delayed Draw)	S +	4.25%	8.27%	12/08/2031	2,020	309	309	0.04%
Env Automation Acquisition,LLC	(7) (10)		First Lien Debt	S +	4.25%	8.06%	12/08/2031	4,156	4,137	4,156	0.60%
Environ Energy, LLC	(6)		First Lien Debt (Delayed Draw)	S +	5.25%	9.10%	10/01/2031	2,639	1,607	1,599	0.23%
Environ Energy, LLC	(10)		First Lien Debt	S +	5.25%	9.01%	10/01/2031	4,461	4,432	4,419	0.64%
Ovation Holdings, Inc.			First Lien Debt (Delayed Draw)	S +	4.75%	8.82%	02/04/2030	3,386	3,363	3,372	0.49%
Ovation Holdings, Inc.	(10)		First Lien Debt	S +	4.75%	8.57%	02/04/2030	405	403	404	0.06%
Ovation Holdings, Inc.			First Lien Debt	S +	4.75%	8.57%	02/04/2030	6,836	6,767	6,807	0.99%
Ovation Holdings, Inc.			First Lien Debt (Delayed Draw)	S +	4.75%	8.57%	02/04/2030	1,618	1,608	1,611	0.23%
SI Solutions, LLC	(6)		First Lien Debt (Delayed Draw)	S +	4.75%	8.65%	08/15/2030	2,432	478	482	0.07%
SI Solutions, LLC	(10)		First Lien Debt	S +	4.75%	8.65%	08/15/2030	5,078	5,043	5,078	0.74%
SI Solutions, LLC	(10)		First Lien Debt	S +	4.75%	8.65%	08/15/2030	2,247	2,239	2,247	0.33%
Total Energy Equipment & Services									30,386	30,484	4.42%

Food Products
AmerCareRoyal, LLC	(10)		First Lien Debt	S +	5.00%	9.07%	09/10/2030	13,936	13,836	13,673	1.98%
AmerCareRoyal, LLC			First Lien Debt (Delayed Draw)	S +	5.00%	9.07%	09/10/2030	3,249	3,249	3,188	0.46%
AmerCareRoyal, LLC			First Lien Debt (Delayed Draw)	S +	5.00%	9.07%	09/10/2030	2,219	2,212	2,178	0.32%
Commercial Bakeries Corp.	(8) (10)		First Lien Debt	S +	5.25%	9.32%	09/25/2029	1,823	1,814	1,815	0.26%
Commercial Bakeries Corp.	(8) (10)		First Lien Debt	S +	5.25%	9.32%	09/25/2029	7,208	7,129	7,177	1.04%
Commercial Bakeries Corp.	(8) (10)		First Lien Debt	S +	5.25%	8.97%	09/25/2029	866	862	862	0.13%
FoodScience, LLC	(6)		First Lien Debt (Delayed Draw)	S +	5.25%	9.07%	11/14/2031	2,738	945	923	0.13%
FoodScience, LLC	(10)		First Lien Debt	S +	5.25%	9.51%	11/14/2031	2,535	2,515	2,510	0.36%
KNPC Holdco, LLC	(7) (10)		First Lien Debt	S +	5.00%	8.75%	07/08/2033	9,850	9,801	9,808	1.42%
L.A. Specialty Produce Co., LLC	(6) (7)		First Lien Debt (Delayed Draw)	S +	4.50%	8.23%	04/01/2033	763	-	(4)	0.00%
L.A. Specialty Produce Co., LLC	(7) (10)		First Lien Debt	S +	4.50%	8.23%	04/01/2033	3,052	3,037	3,036	0.44%
Monogram Food Solutions, LLC	(10)		First Lien Debt	S +	3.75%	7.65%	08/27/2030	1,355	1,348	1,348	0.20%
Naturpak PPC Buyer LLC	(6)		First Lien Debt (Delayed Draw)	S +	4.50%	8.36%	12/22/2032	816	179	160	0.02%
Naturpak PPC Buyer LLC	(10)		First Lien Debt	S +	4.50%	8.57%	12/22/2032	3,570	3,554	3,485	0.51%
Nellson Nutraceutical, LLC	(7) (10)		First Lien Debt	S +	5.75%	9.82%	04/17/2031	11,378	11,284	11,388	1.65%
Nellson Nutraceutical, LLC	(6) (7)		First Lien Debt (Delayed Draw)	S +	5.75%	9.82%	04/17/2031	595	(1)	1	0.00%
Nellson Nutraceutical, LLC	(7) (10)		First Lien Debt	S +	5.75%	9.82%	04/17/2031	7,536	7,474	7,543	1.09%
Sugar PPC Buyer LLC (Sugar Foods)	(7) (10)		First Lien Debt	S +	4.75%	8.50%	10/02/2031	5,723	5,632	5,708	0.83%
Sugar PPC Buyer LLC (Sugar Foods)	(7)		First Lien Debt (Delayed Draw)	S +	4.75%	8.50%	10/02/2031	1,590	1,578	1,586	0.23%
WCHG Buyer, Inc. (Handgards, LLC)	(10)		First Lien Debt	S +	4.75%	8.51%	04/10/2031	9,269	9,225	9,252	1.34%
Whitsons Holding Group, LLC	(6) (7)		First Lien Debt (Delayed Draw)	S +	5.00%	9.03%	09/24/2032	1,497	(7)	(15)	0.00%
Whitsons Holding Group, LLC	(7) (10)		First Lien Debt	S +	5.00%	9.03%	09/24/2032	5,363	5,310	5,310	0.77%
Total Food Products									90,976	90,932	13.18%

Gas Utilities
DH United Holdings, LLC (D&H United Fueling Solutions)	(10)		First Lien Debt	S +	5.00%	9.13%	09/15/2028	7,100	7,047	7,040	1.02%
DH United Holdings, LLC (D&H United Fueling Solutions)	(6)		First Lien Debt (Delayed Draw)	S +	5.00%	9.22%	09/15/2028	1,400	765	757	0.11%
DH United Holdings, LLC (D&H United Fueling Solutions)	(10)		First Lien Debt	S +	5.00%	9.22%	09/15/2028	2,344	2,323	2,324	0.34%
DH United Holdings, LLC (D&H United Fueling Solutions)	(7)		First Lien Debt (Delayed Draw)	S +	5.00%	8.90%	09/15/2028	2,367	2,362	2,347	0.34%
DH United Holdings, LLC (D&H United Fueling Solutions)	(10)		First Lien Debt (Delayed Draw)	S +	5.00%	8.98%	09/15/2028	2,260	2,252	2,241	0.33%
DH United Holdings, LLC (D&H United Fueling Solutions)	(10)		First Lien Debt (Delayed Draw)	S +	5.00%	8.91%	09/15/2028	1,063	1,061	1,054	0.15%
Total Gas Utilities									15,810	15,763	2.29%

Health Care Equipment & Supplies
ACP Maverick Holdings, Inc.	(6) (7)		First Lien Debt (Delayed Draw)	S +	4.75%	8.82%	03/18/2031	3,553	2,866	2,908	0.42%
ACP Maverick Holdings, Inc.	(7) (10)		First Lien Debt	S +	4.75%	8.82%	03/18/2031	15,876	15,747	16,002	2.32%
Bridges Consumer Healthcare Intermediate LLC	(6)		First Lien Debt (Delayed Draw)	S +	5.25%	9.12%	12/22/2031	2,099	517	498	0.07%
Bridges Consumer Healthcare Intermediate LLC			First Lien Debt (Delayed Draw)	S +	5.25%	9.10%	12/22/2031	1,187	1,182	1,172	0.17%
Bridges Consumer Healthcare Intermediate LLC	(10)		First Lien Debt	S +	5.25%	9.10%	12/22/2031	2,486	2,467	2,454	0.36%
HLSG Intermediate, LLC	(6) (7)		First Lien Debt (Delayed Draw)	S +	4.75%	8.49%	02/02/2033	899	835	831	0.12%
HLSG Intermediate, LLC	(7) (10)		First Lien Debt	S +	4.75%	8.49%	02/02/2033	2,755	2,744	2,744	0.40%
HMN Acquirer Corp.	(6)		First Lien Debt (Delayed Draw)	S +	4.75%	8.82%	11/05/2031	1,175	-	(9)	0.00%
HMN Acquirer Corp.	(10)		First Lien Debt	S +	4.75%	8.51%	11/05/2031	2,275	2,264	2,258	0.33%
HMN Acquirer Corp.	(6)		First Lien Debt (Delayed Draw)	S +	4.75%	8.82%	11/05/2031	1,055	282	276	0.04%
HMN Acquirer Corp.	(10)		First Lien Debt	S +	4.75%	8.82%	11/05/2031	2,822	2,800	2,800	0.41%
Impact Advisors, LLC	(6)		First Lien Debt (Delayed Draw)	S +	4.50%	8.57%	03/19/2032	7,008	909	836	0.12%
Impact Advisors, LLC	(10)		First Lien Debt	S +	4.50%	8.57%	03/19/2032	12,429	12,323	12,250	0.0178
Tidi Legacy Products, Inc.	(7) (10)		First Lien Debt	S +	4.50%	8.40%	12/19/2029	7,289	7,245	7,255	1.05%
Tidi Legacy Products, Inc.	(7)		First Lien Debt (Delayed Draw)	S +	4.50%	8.40%	12/19/2029	1,953	1,953	1,944	0.28%
YI, LLC (Young Innovations)	(7) (10)		First Lien Debt	S +	5.75%	9.65%	12/03/2029	10,964	10,900	10,789	1.56%
Total Health Care Equipment & Supplies									65,034	65,008	9.43%

Health Care Providers & Services
AB Centers Acquisition Corporation (Action Behavior Centers)	(10)		First Lien Debt	S +	5.25%	9.15%	07/02/2031	6,703	6,653	6,624	0.96%
AB Centers Acquisition Corporation (Action Behavior Centers)	(10)		First Lien Debt	S +	5.25%	9.15%	07/02/2031	1,643	1,638	1,624	0.24%
AB Centers Acquisition Corporation (Action Behavior Centers)			First Lien Debt (Delayed Draw)	S +	5.25%	9.15%	07/02/2031	605	605	598	0.09%
AB Centers Acquisition Corporation (Action Behavior Centers)	(10)		First Lien Debt	S +	5.25%	9.15%	07/02/2031	9,934	9,904	9,817	1.42%
Bluebird PM Buyer, Inc.	(6)		First Lien Debt (Delayed Draw)	S +	4.75%	8.82%	02/03/2032	501	199	200	0.03%
Bluebird PM Buyer, Inc.	(10)		First Lien Debt	S +	4.75%	8.82%	02/03/2032	3,626	3,597	3,626	0.53%
Dermatology Intermediate Holdings III, Inc. (Forefront Dermatology)	(7) (9) (10)		First Lien Debt	S +	4.25%	8.07%	03/30/2029	4,475	4,443	3,902	0.57%
Eyesouth Eye Care Holdco LLC			First Lien Debt	S +	5.50%	9.50%	10/05/2029	7,549	7,463	7,455	1.08%
Eyesouth Eye Care Holdco LLC			First Lien Debt (Delayed Draw)	S +	5.50%	9.50%	10/05/2029	2,475	2,475	2,444	0.35%
JKC Buyer, Inc. (J. Knipper and Company Inc)	(10)		First Lien Debt	S +	4.75%	8.50%	02/13/2032	2,611	2,592	2,575	0.37%
JKC Buyer, Inc. (J. Knipper and Company Inc)	(10)		First Lien Debt (Delayed Draw)	S +	4.75%	8.50%	02/13/2032	904	900	891	0.13%
OMERS Relief Acquisition, LLC (Gastro Health)			First Lien Debt	S +	4.50%	8.52%	07/03/2028	8,016	8,001	7,967	1.16%
Promptcare Infusion Buyer, Inc.	(7)		First Lien Debt	S +	6.00%	10.00%	09/01/2027	8,955	8,954	8,955	1.30%
Promptcare Infusion Buyer, Inc.	(7)		First Lien Debt (Delayed Draw)	S +	6.00%	10.00%	09/01/2027	1,395	1,395	1,395	0.20%
Promptcare Infusion Buyer, Inc.	(7)		First Lien Debt (Delayed Draw)	S +	6.00%	10.00%	09/01/2027	612	612	612	0.09%
Sandlot Buyer, LLC (Prime Time Healthcare)			First Lien Debt	S +	6.25%	10.11%	09/19/2028	15,275	15,091	14,629	2.12%
VMG Holdings LLC (VMG Health)	(6)		First Lien Debt (Delayed Draw)	S +	4.75%	8.82%	04/16/2030	1,856	370	358	0.05%
VMG Holdings LLC (VMG Health)			First Lien Debt (Delayed Draw)	S +	4.75%	8.82%	04/16/2030	223	223	221	0.03%
VMG Holdings LLC (VMG Health)	(10)		First Lien Debt	S +	4.75%	8.82%	04/16/2030	445	443	442	0.06%
VMG Holdings LLC (VMG Health)	(10)		First Lien Debt	S +	4.75%	8.82%	04/16/2030	488	485	485	0.07%
VMG Holdings LLC (VMG Health)	(10)		First Lien Debt	S +	4.75%	8.82%	04/16/2030	6,797	6,752	6,751	0.98%
Total Health Care Providers & Services									82,795	81,571	11.83%

Health Care Technology
FH MC Buyer, Inc.	(6)	#SHEET!	First Lien Debt (Delayed Draw)	S +	4.75%	8.51%	09/01/2033	2,653	-	(13)	0.00%
FH MC Buyer, Inc.	(10)	#SHEET!	First Lien Debt	S +	4.75%	8.51%	09/01/2033	7,197	7,162	7,163	1.04%
Total Health Care Technology									7,162	7,150	1.04%

Hotels, Restaurants & Leisure
Davidson Hotel Company LLC	(6)		First Lien Debt (Delayed Draw)	S +	5.00%	8.90%	10/31/2031	458	146	147	0.02%
Davidson Hotel Company LLC	(10)		First Lien Debt	S +	5.00%	8.90%	10/31/2031	1,374	1,363	1,374	0.20%
Total Hotels, Restaurants & Leisure									1,509	1,521	0.22%

Household Durables
AMS Parent, LLC (All My Sons)	(10)		First Lien Debt	S +	4.75%	9.09%	10/25/2028	5,677	5,670	5,354	0.78%
Total Household Durables									5,670	5,354	0.78%

Household Products
DRS Holdings III, Inc.	(7) (10)		First Lien Debt	S +	5.25%	9.15%	11/01/2028	1,136	1,133	1,133	0.16%
MPG Parent Holdings, LLC (Market Performance Group)	(10)		First Lien Debt	S +	5.00%	8.73%	01/08/2030	5,941	5,905	5,933	0.86%
MPG Parent Holdings, LLC (Market Performance Group)	(6)		First Lien Debt (Delayed Draw)	S +	5.00%	8.77%	01/08/2030	2,158	1,223	1,223	0.18%
MPG Parent Holdings, LLC (Market Performance Group)			First Lien Debt (Delayed Draw)	S +	5.00%	8.73%	01/08/2030	1,459	1,459	1,457	0.21%
Total Household Products									9,720	9,746	1.41%

Industrial Conglomerates
ISG Enterprises, LLC (Industrial Service Group)			First Lien Debt	S +	5.75%	9.59%	12/07/2028	5,551	5,505	5,423	0.79%
ISG Enterprises, LLC (Industrial Service Group)			First Lien Debt (Delayed Draw)	S +	5.75%	9.59%	12/07/2028	2,890	2,886	2,824	0.41%
ISG Enterprises, LLC (Industrial Service Group)			First Lien Debt (Delayed Draw)	S +	5.75%	9.57%	12/07/2028	10,204	10,204	9,969	1.45%
Total Industrial Conglomerates									18,595	18,216	2.65%

Insurance
Compex Legal Services, Inc.	(10)		First Lien Debt	S +	5.75%	9.58%	03/31/2028	3,609	3,601	3,600	0.52%
Knight AcquireCo, LLC	(6) (7)		First Lien Debt (Delayed Draw)	S +	4.50%	8.34%	11/08/2032	677	90	90	0.01%
Knight AcquireCo, LLC	(7) (10)		First Lien Debt	S +	4.50%	8.26%	11/08/2032	2,022	2,018	2,022	0.29%
Patriot Growth Insurance Services, LLC	(7)		First Lien Debt (Delayed Draw)	S +	5.00%	9.22%	10/16/2028	8,718	8,685	8,524	1.24%
West-NR AcquisitionCo, LLC	(6)		First Lien Debt (Delayed Draw)	S +	5.00%	9.07%	12/27/2028	4,278	(21)	-	0.00%
World Insurance Associates, LLC	(6) (7)		First Lien Debt (Delayed Draw)	S +	5.00%	9.07%	04/03/2030	9,850	-	(127)	-0.02%
Total Insurance									14,373	14,109	2.04%

Internet and Direct Marketing Retail
XpressMyself.com LLC (SmartSign)			First Lien Debt	S +	5.50%	9.44%	09/07/2028	7,104	7,081	7,104	1.03%
XpressMyself.com LLC (SmartSign)			First Lien Debt	S +	5.75%	9.69%	09/07/2028	2,606	2,584	2,606	0.38%
Total Internet and Direct Marketing Retail									9,665	9,710	1.41%

IT Services
360 Holdco, Inc. (360 Training)	(10)		First Lien Debt	S +	4.50%	8.40%	08/02/2028	1,469	1,462	1,458	0.21%
360 Holdco, Inc. (360 Training)	(6)		First Lien Debt (Delayed Draw)	S +	4.50%	8.40%	08/02/2028	1,344	840	831	0.12%
Arctiq, Inc.	(6)		First Lien Debt (Delayed Draw)	S +	4.75%	8.51%	02/03/2032	1,295	-	(2)	0.00%
Arctiq, Inc.	(10)		First Lien Debt	S +	4.75%	8.51%	02/03/2032	8,512	8,477	8,501	1.23%
Bulldog ECI Intermediate, Inc., (f/k/a H.I.G. ECI Holdings, Inc.)	(6) (7)		First Lien Debt (Delayed Draw)	S +	4.75%	8.57%	07/29/2033	1,567	-	(11)	0.00%
Bulldog ECI Intermediate, Inc., (f/k/a H.I.G. ECI Holdings, Inc.)	(7) (10)		First Lien Debt	S +	4.75%	8.57%	07/29/2033	5,374	5,334	5,337	0.77%
Redwood Services Group, LLC (Evergreen Services Group)	(7)		First Lien Debt (Delayed Draw)	S +	5.00%	9.08%	06/15/2029	4,739	4,724	4,739	0.69%
Redwood Services Group, LLC (Evergreen Services Group)	(7) (10)		First Lien Debt	S +	5.00%	9.08%	06/15/2029	12,525	12,416	12,525	1.82%
Redwood Services Group, LLC (Evergreen Services Group)	(7)		First Lien Debt (Delayed Draw)	S +	5.00%	9.08%	06/15/2029	2,116	2,105	2,116	0.31%
Total IT Services									35,358	35,494	5.15%

Leisure Products
TouchTunes Music Group, LLC (TouchTunes Interactive Network)	(9)		First Lien Debt	S +	4.75%	8.48%	04/02/2029	7,366	7,333	6,851	0.99%
Total Leisure Products									7,333	6,851	0.99%

Machinery
Hyperion Materials & Technologies, Inc.	(7) (9) (10)		First Lien Debt	S +	4.75%	8.78%	08/29/2031	4,606	4,591	4,518	0.66%
Jetson Buyer, Inc. (E-Technologies Group, Inc.)	(10)		First Lien Debt	S +	4.75%	8.82%	04/09/2030	3,112	3,091	3,024	0.44%
Specialty Manufacturing Holdings, LLC	(6) (7)		First Lien Debt (Delayed Draw)	S +	4.25%	8.23%	03/31/2033	655	-	-	0.00%
Specialty Manufacturing Holdings, LLC	(7) (10)		First Lien Debt	S +	4.25%	8.23%	03/31/2033	3,300	3,285	3,300	0.48%
Total Machinery									10,967	10,842	1.58%

Personal Products
Bradford Soap International, Inc.	(6)		First Lien Debt (Delayed Draw)	S +	4.75%	8.65%	08/28/2031	990	-	-	0.00%
Bradford Soap International, Inc.	(10)		First Lien Debt	S +	4.75%	8.65%	08/28/2031	2,949	2,936	2,949	0.43%
Healthspan Buyer, LLC (Thorne HealthTech)			First Lien Debt (Delayed Draw)	S +	4.75%	8.65%	10/16/2030	5,786	5,776	5,786	0.84%
Healthspan Buyer, LLC (Thorne HealthTech)	(10)		First Lien Debt	S +	4.75%	8.65%	10/16/2030	6,003	5,978	6,003	0.87%
Healthspan Buyer, LLC (Thorne HealthTech)	(10)		First Lien Debt	S +	4.75%	8.65%	10/16/2030	5,002	4,970	5,002	0.73%
Healthspan Buyer, LLC (Thorne HealthTech)	(10)		First Lien Debt	S +	4.75%	8.65%	10/16/2030	2,657	2,648	2,657	0.39%
Total Personal Products									22,308	22,397	3.26%

Pharmaceuticals
Lavie Group, Inc.	(6) (7)		First Lien Debt (Delayed Draw)	S +	5.00%	8.75%	10/10/2029	319	198	196	0.03%
Lavie Group, Inc.	(6)		First Lien Debt (Delayed Draw)	S +	5.00%	8.75%	10/12/2029	744	(2)	(5)	0.00%
Lavie Group, Inc.	(10)		First Lien Debt	S +	5.00%	8.75%	10/12/2029	2,504	2,485	2,486	0.36%
Lavie Group, Inc.	(7) (10)		First Lien Debt	S +	5.00%	8.75%	10/12/2029	1,184	1,176	1,176	0.17%
Lavie Group, Inc.	(7) (10)		First Lien Debt	S +	5.00%	8.75%	10/12/2029	2,000	1,990	1,985	0.29%
Wellspring Pharmaceutical Corporation			First Lien Debt	S +	5.00%	8.95%	08/22/2028	2,705	2,685	2,705	0.39%
Wellspring Pharmaceutical Corporation			First Lien Debt	S +	4.50%	8.45%	08/22/2028	2,572	2,543	2,567	0.37%
Wellspring Pharmaceutical Corporation	(10)		First Lien Debt	S +	5.00%	8.95%	08/22/2028	3,127	3,117	3,127	0.45%
Wellspring Pharmaceutical Corporation			First Lien Debt (Delayed Draw)	S +	5.00%	8.95%	08/22/2028	1,528	1,523	1,528	0.22%
Wellspring Pharmaceutical Corporation			First Lien Debt (Delayed Draw)	S +	4.50%	8.45%	08/22/2028	5,340	5,342	5,340	0.77%
Total Pharmaceuticals									21,057	21,105	3.05%

Professional Services
AG Group Holdings, Inc. (Addison Group)	(9)		First Lien Debt	S +	4.25%	8.15%	12/29/2028	5,413	5,413	5,034	0.73%
ALKU Intermediate Holdings, LLC			First Lien Debt	S +	6.25%	10.32%	05/23/2029	3,867	3,826	3,845	0.56%
All4 Buyer, LLC	(6)		First Lien Debt (Delayed Draw)	S +	4.50%	8.40%	01/23/2032	1,036	461	456	0.07%
All4 Buyer, LLC	(10)		First Lien Debt	S +	4.50%	8.25%	01/23/2032	1,227	1,218	1,217	0.18%
Allium Buyer LLC	(10)		First Lien Debt	S +	4.25%	8.30%	09/23/2031	1,284	1,265	1,265	0.18%
Archer Acquisition, LLC (ARMstrong)	(10)		First Lien Debt	S +	4.75%	8.92%	10/06/2029	3,238	3,210	3,207	0.47%
Archer Acquisition, LLC (ARMstrong)			First Lien Debt (Delayed Draw)	S +	4.75%	8.73%	10/06/2029	450	448	445	0.06%
Canopy Service Partners, LLC	(6)		First Lien Debt (Delayed Draw)	S +	4.50%	8.57%	02/28/2033	2,407	168	133	0.02%
Canopy Service Partners, LLC	(10)		First Lien Debt	S +	4.50%	8.57%	02/28/2033	2,837	2,821	2,796	0.41%
Cornerstone Advisors of Arizona, LLC	(7) (10)		First Lien Debt	S +	4.75%	8.82%	05/13/2032	8,613	8,575	8,613	1.25%
CPL Consultants, LLC	(6)		First Lien Debt (Delayed Draw)	S +	4.25%	8.07%	02/17/2032	2,127	26	26	0.00%
CPL Consultants, LLC	(10)		First Lien Debt	S +	4.25%	8.07%	02/17/2032	661	659	661	0.10%
KENG Acquisition, Inc. (Engage PEO)	(7) (10)		First Lien Debt	S +	4.50%	8.32%	08/01/2029	4,539	4,501	4,462	0.65%
KENG Acquisition, Inc. (Engage PEO)	(7)		First Lien Debt (Delayed Draw)	S +	4.50%	8.32%	08/01/2029	4,417	4,413	4,342	0.63%
KENG Acquisition, Inc. (Engage PEO)	(7)		First Lien Debt (Delayed Draw)	S +	4.50%	8.32%	08/01/2029	2,823	2,818	2,775	0.40%
KENG Acquisition, Inc. (Engage PEO)	(6) (7)		First Lien Debt (Delayed Draw)	S +	4.50%	8.38%	08/01/2029	5,341	1,476	1,402	0.20%
OCM System One Buyer CTB, LLC (Sentinel Purchaser II Holdco, LLC)	(10)		First Lien Debt	S +	3.75%	7.65%	08/31/2033	2,168	2,157	2,157	0.31%
Sage Integration Holdings, LLC	(6)		First Lien Debt (Delayed Draw)	S +	4.75%	8.56%	09/09/2033	6,281	-	(30)	0.00%
Sage Integration Holdings, LLC	(10)		First Lien Debt	S +	4.75%	8.56%	09/09/2033	3,141	3,125	3,125	0.45%
Secretariat Advisors LLC	(9) (10)		First Lien Debt	S +	4.00%	8.07%	02/28/2032	3,237	3,224	3,139	0.46%
Secretariat Advisors LLC	(6) (9)		First Lien Debt (Delayed Draw)	S +	4.00%	8.07%	02/28/2032	396	-	(12)	0.00%
Victors CCC Buyer LLC (CrossCountry Consulting)	(6) (7)		First Lien Debt (Delayed Draw)	S +	4.50%	8.40%	06/01/2029	3,980	-	-	0.00%
VitalSmarts, LC	(6)		First Lien Debt (Delayed Draw)	S +	5.25%	9.15%	09/08/2031	158	-	(2)	0.00%
VitalSmarts, LC	(10)		First Lien Debt	S +	5.25%	9.15%	09/08/2031	2,394	2,371	2,371	0.34%
VSTG Intermediate Holdings, Inc. (Vistage Worldwide, Inc.)	(7) (10)		First Lien Debt	S +	3.75%	7.82%	07/13/2029	4,961	4,924	4,961	0.72%
Total Professional Services									57,099	56,388	8.19%

Road & Rail
EVDR Purchaser, Inc. (Alternative Logistics Technologies Buyer, LLC)	(10)		First Lien Debt	S +	4.75%	8.65%	02/14/2031	7,208	7,205	6,992	1.01%
Total Road & Rail									7,205	6,992	1.01%

Software
Diligent Corporation (fka Diamond Merger Sub II, Corp.)	(7) (10)		First Lien Debt	S +	8.42%	12.18% (PIK)	08/02/2030	2,594	2,586	2,488	0.36%
Diligent Corporation (fka Diamond Merger Sub II, Corp.)	(7) (10)		First Lien Debt	S +	5.00%	8.81%	08/02/2030	14,670	14,622	14,072	2.04%
Exterro, Inc.	(10)		First Lien Debt	S +	5.25%	9.01%	06/01/2027	2,192	2,190	2,167	0.31%
Revalize Inc. (f/k/a AQ Holdco Inc.)	(7)		First Lien Debt (Delayed Draw)	S +	4.75%	8.97% (Cash) 1.75% (PIK)	04/16/2029	1,287	1,286	1,182	0.17%
Revalize Inc. (f/k/a AQ Holdco Inc.)	(7)		First Lien Debt (Delayed Draw)	S +	4.75%	8.97% (Cash) 1.75% (PIK)	04/16/2029	5,013	5,011	4,603	0.67%
Revalize Inc. (f/k/a AQ Holdco Inc.)	(7)		First Lien Debt (Delayed Draw)	S +	4.75%	8.97% (Cash) 1.75% (PIK)	04/16/2029	285	285	262	0.04%
VALIDITY INC	(10)		First Lien Debt	S +	5.00%	8.68%	04/12/2032	3,036	3,012	3,004	0.44%
Total Software									28,992	27,778	4.03%

Transportation Infrastructure
Firstline Road Solutions, LLC	(6)		First Lien Debt (Delayed Draw)	S +	4.50%	8.25%	05/01/2033	3,421	399	379	0.05%
Firstline Road Solutions, LLC	(10)		First Lien Debt	S +	4.50%	8.57%	05/01/2033	5,986	5,949	5,951	0.86%
FSK Pallet Holding Corp. (Kamps Pallets)	(10)		First Lien Debt	S +	6.25%	10.24%	12/23/2026	6,986	6,978	6,906	1.00%
Transit Buyer, LLC (Propark Mobility)	(6)		First Lien Debt (Delayed Draw)	S +	4.50%	8.40%	01/31/2029	2,797	1,021	1,028	0.15%
Transit Buyer, LLC (Propark Mobility)			First Lien Debt	S +	4.50%	8.40%	01/31/2029	5,730	5,698	5,728	0.83%
Transit Buyer, LLC (Propark Mobility)			First Lien Debt (Delayed Draw)	S +	4.50%	8.40%	01/31/2029	2,638	2,615	2,636	0.38%
Transit Buyer, LLC (Propark Mobility)			First Lien Debt (Delayed Draw)	S +	4.50%	8.40%	01/31/2029	4,350	4,346	4,348	0.63%
Total Transportation Infrastructure									27,006	26,976	3.90%

Wireless Telecommunication Services
Mobile Communications America, Inc.	(6)		First Lien Debt (Delayed Draw)	S +	4.75%	8.69%	10/16/2029	3,254	872	832	0.12%
Mobile Communications America, Inc.	(10)		First Lien Debt	S +	4.75%	8.50%	10/16/2029	8,690	8,623	8,582	1.24%
Mobile Communications America, Inc.			First Lien Debt (Delayed Draw)	S +	4.75%	8.49%	10/16/2029	2,045	2,037	2,020	0.29%
Total Wireless Telecommunication Services									11,532	11,434	1.65%

Total Debt Investments									991,328	979,034	142.03%

Equity Investments							Acquisition Date

Containers & Packaging
New Spartech Holdings LLC			Common Stock				06/06/2025	209	1,059	-	0.00%
Total Containers & Packaging									1,059	-	0.00%

Total Equity Investments									1,059	-	0.00%

Cash Equivalents
BlackRock Liquidity Funds T-Fund Institutional Class						3.54%		24,398,878	24,399	24,399	3.54%
First American Government Obligations Fund - Class Z						3.52%		2,818	3	3	0.00%
Total Cash Equivalents									24,402	24,402	3.54%

Total Investments									$1,016,789	$1,003,436	145.57%

(1) All investments are non-controlled/non-affiliated investments as defined by the Investment Company Act of 1940, as amended (the "1940 Act"). The 1940 Act classifies investments based on the level of control that the Company maintains in a particular portfolio company. As defined in the 1940 Act, a company is generally presumed to be “non-controlled” when the Company owns 25% or less of the portfolio company’s voting securities and “controlled” when the Company owns more than 25% of the portfolio company’s voting securities. The 1940 Act also classifies investments further based on the level of ownership that the Company maintains in a particular portfolio company. As defined in the 1940 Act, a company is generally deemed as “non-affiliated” when the Company owns less than 5% of a portfolio company’s voting securities and “affiliated” when the Company owns 5% or more of a portfolio company’s voting securities.
(2) Unless otherwise indicated, issuers of debt held by the Company are domiciled in the United States.
(3) The majority of the investments bear interest at rates that may be determined by reference to Secured Overnight Financing Rate ("SOFR" or "S"), which reset monthly or quarterly. For each such investment, the Company has provided the spread over SOFR and the current contractual interest rate in effect at September 30, 2026. As of September 30, 2026, the rate for 1M S, 3M S, 6M S and 12M S are 3.91%, 4.08%, 4.27% and 4.60% respectively. Certain investments are subject to a SOFR floor. For fixed rate loans, a spread above a reference rate is not applicable.
(4)Investment valued using unobservable inputs (Level 3).
(5) Percentage is based on net assets of $689,465 as of September 30, 2026
(6) Position or portion thereof is an unfunded loan commitment, and no interest is being earned on the unfunded portion. See Note 6. The investment may be subject to unused commitment fees.
(7) Investment is a unitranche position.
(8) This portfolio company is not domiciled in the United States. The principal place of business for Phaidon International is the United Kingdom. The principal place of business for Commercial Bakeries is Canada. The principal place of business for Insulation Technology Group is Germany.
(9) Investments valued using observable inputs (Level 2)
(10) Denotes that all or a portion of the assets are owned by SPV I (as defined in Note 1 “Organization”). SPV I entered into a loan and security agreement (the “ABL Facility”) on April 27, 2023. The lenders of the ABL Facility have a first lien security interest in substantially all of the assets of SPV I. Accordingly, such assets are not available to creditors of the Company. See Note 5 “Secured Borrowings” for more information.